Derivative Financial Instruments (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	$ (52,515,000)	$ (57,139,000)	$ (53,271,000)	$ (8,069,000)	$ (19,086,000)	$ 11,116,000	$ 67,000	$ 483,000	$ (18,848,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)
Unrealized gain (loss) on derivative agreements	32,489,000	48,953,000	(115,699,000)	46,886,000	(128,167,000)	92,063,000	(9,991,000)	6,448,000	(3,258,000)	(148,027,000)	85,262,000	634,000
Total gain (loss) on derivatives, net	(20,026,000)				(147,253,000)					(285,592,000)	78,080,000	(1,506,000)
Net unrealized loss	54,839,000	74,199,000								74,199,000
Commodity derivatives
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	(2,000,000)				(8,200,000)					(10,900,000)
Unrealized gain (loss) on derivative agreements	(200,000)				200,000					(800,000)
Portion of net unrealized loss in accrued liabilities	300,000	(14,000)								(14,000)
Commodity swap
Derivative Financial Instruments
Realized gain (loss) on derivative agreements	(50,500,000)				(10,900,000)					(126,600,000)	0
Unrealized gain (loss) on derivative agreements	32,700,000				(128,300,000)					(147,300,000)	80,400,000
Net unrealized loss	54,588,000	74,178,000								74,178,000
Commodity swap | Not designated as hedges
Derivative Financial Instruments
Number of barrels	22,800,000	23,300,000				13,000,000				23,300,000	13,000,000
Net unrealized loss	34,100,000	66,800,000								66,800,000
Portion of net unrealized loss in current liabilities	35,500,000	67,700,000								67,700,000
Portion of net unrealized gain in non-current assets	$ 1,400,000	$ 900,000				$ 18,800,000				$ 900,000	$ 18,800,000